17. Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Segments, Geographical Areas [Abstract]
Schedule of geographic sales
	Year Ended March 31,
	2018	2017
United States	$8,372,000	$6,580,000
Latin America	3,007,000	1,299,000
Europe and Rest of the World	4,284,000	4,078,000
Total	$15,663,000	$11,957,000

Revenues reclassified from continuing operations to discontinued operations
	Year Ended March 31,
	2018	2017
Product revenues	$–	$2,693,000
Product license fees and royalties	–	412,000
Total product related revenues	$–	$3,105,000

Segment and Geographic Information
	Three Months Ended June 30,
	2018	2017
United States	$1,971,000	$1,859,000
Latin America	1,079,000	569,000
Europe and Rest of the World	1,045,000	1,175,000
Total	$4,095,000	$3,603,000